Concentrations	9 Months Ended
Sep. 30, 2019
Risks and Uncertainties [Abstract]
Concentrations
Concentrations

The Company had the following approximate revenue and accounts receivable concentrations, net of allowances, for the periods ended:

	Revenue %				Accounts Receivable %
	Three Months Ended		Nine Months Ended
	September 30,		September 30,		September 30, 2019	December 31, 2018
	2019	2018	2019	2018

Company A	*	24.1%	*	22.6%	*	20.0%
Company B	*	16.7%	*	12.1%	*	*
Company C	*	*	11.7%	*	*	19.0%
Company D	*	11.7%	*	*	*	*
* Amount was not above 10% threshold